Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Australia: 3.1%
31,583	AGL Energy Ltd.	$419,144	0.2
202,781	Aurizon Holdings Ltd.	726,867	0.3
17,580	Australia & New Zealand Banking Group Ltd.	299,252	0.1
47,923	BHP Group Ltd.	1,228,929	0.5
83,631	Coca-Cola Amatil Ltd.	664,523	0.3
58,065	Crown Resorts Ltd.	451,377	0.2
3,929	Macquarie Group Ltd.	375,416	0.1
39,971	Newcrest Mining Ltd.	800,218	0.3
28,775	Rio Tinto Ltd.	1,867,156	0.7
15,119	Sonic Healthcare Ltd.	316,904	0.1
123,619	Sydney Airport	687,581	0.3
		7,837,367	3.1

	Belgium: 0.3%
9,570	UCB S.A.	880,655	0.3

	Canada: 4.5%
14,651	Bank of Nova Scotia	800,192	0.3
30,029	BCE, Inc.	1,414,998	0.6
17,894	Canadian Imperial Bank of Commerce - XTSE	1,459,212	0.6
30,088	CI Financial Corp.	527,233	0.2
10,788	Empire Co. Ltd.	250,258	0.1
26,272	Great-West Lifeco, Inc.	680,722	0.3
7,124	iA Financial Corp., Inc.	392,051	0.2
6,188	Kirkland Lake Gold Ltd.	253,758	0.1
24,498	National Bank Of Canada	1,359,293	0.5
19,600	Open Text Corp.	882,104	0.3
6,975	Rogers Communications, Inc.	349,224	0.1
36,605	TELUS Corp.	1,467,353	0.6
16,261	Waste Connections, Inc.	1,566,097	0.6
		11,402,495	4.5

	China: 0.3%
235,500	BOC Hong Kong Holdings Ltd.	778,465	0.3
12,100,000 (1),(2)	China Hongxing Sports Ltd.	–	–
		778,465	0.3

	Denmark: 1.3%
6,098	Carlsberg A/S	890,514	0.4
6,674	H Lundbeck A/S	283,594	0.1
33,837	Novo Nordisk A/S	2,059,716	0.8
		3,233,824	1.3

	Finland: 0.8%
11,321	Neste OYJ	450,495	0.2
8,196	Orion Oyj	387,238	0.2
24,890	Sampo OYJ	1,126,703	0.4
		1,964,436	0.8

	France: 1.8%
3,048	Danone	243,915	0.1
14,913	Edenred	805,328	0.3
3,984	Eiffage SA	461,802	0.2
25,458	Eutelsat Communications	381,570	0.2
31,604	Getlink SE	557,537	0.2
80,334 (2)	Orange SA	1,135,603	0.4
9,029	Renault S.A.	353,155	0.1
7,384	Societe Generale	238,945	0.1
4,176	Sodexo SA	437,249	0.2
		4,615,104	1.8

	Germany: 1.0%
2,260	Allianz SE	539,562	0.2
20,086	Deutsche Lufthansa AG	305,984	0.1
36,819	Deutsche Post AG	1,284,615	0.5
157,109	Telefonica Deutschland Holding AG	476,204	0.2
		2,606,365	1.0

	Hong Kong: 1.0%
150,500	CK Hutchison Holdings Ltd.	1,329,775	0.5
300,000	HKT Trust / HKT Ltd.	447,819	0.2
5,700	Jardine Matheson Holdings Ltd.	317,729	0.1
73,500	Power Assets Holdings Ltd.	530,627	0.2
		2,625,950	1.0

	Israel: 0.3%
100,985	Bank Leumi Le-Israel BM	726,075	0.3

	Italy: 0.7%
36,868	Enel S.p.A.	321,354	0.1
261,804	Snam SpA	1,403,186	0.6
		1,724,540	0.7

	Japan: 8.7%
21,700	ANA Holdings, Inc.	677,782	0.3
54,400	Canon, Inc.	1,426,602	0.5
4,900	Central Japan Railway Co.	961,780	0.4
2,700	East Japan Railway Co.	237,739	0.1
29,200	Fuji Film Holdings Corp.	1,450,203	0.6
1,200	Hikari Tsushin, Inc.	294,965	0.1
16,800	Hitachi Ltd.	639,870	0.2
4,500	Hoya Corp.	430,674	0.2
41,000	Japan Airlines Co. Ltd.	1,153,349	0.4
16,500	Kamigumi Co., Ltd.	352,566	0.1
11,000	Konami Holdings Corp.	426,002	0.2
4,900	Kyocera Corp.	321,961	0.1
7,400	Kyushu Railway Co.	242,123	0.1
4,800	Lawson, Inc.	277,816	0.1
41,500	LIXIL Group Corp.	690,038	0.3
11,900	Medipal Holdings Corp.	252,161	0.1
6,800	MEIJI Holdings Co., Ltd.	478,542	0.2
12,600	Mitsubishi Corp.	323,009	0.1
6,400	Mitsubishi Heavy Industries Ltd.	233,455	0.1
37,600	MS&AD Insurance Group Holdings, Inc.	1,248,797	0.5
40,000	Nippon Telegraph & Telephone Corp.	1,019,882	0.4
9,400	NTT DoCoMo, Inc.	267,077	0.1
64,900	ORIX Corp.	1,096,321	0.4
9,400	Sankyo Co., Ltd.	315,804	0.1
46,600	Seiko Epson Corp.	681,393	0.3

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
68,700	Sekisui House Ltd.	$1,477,199	0.6
32,900	Softbank Corp.	451,358	0.2
90,200	Sumitomo Corp.	1,341,696	0.5
19,200	Sumitomo Mitsui Financial Group, Inc.	675,061	0.3
6,900	Sundrug Co., Ltd.	233,828	0.1
6,000	Suzuken Co., Ltd.	230,040	0.1
8,600 (2)	Trend Micro, Inc.	449,353	0.2
283	United Urban Investment Corp.	507,470	0.2
14,800	West Japan Railway Co.	1,252,226	0.5
		22,118,142	8.7

	Netherlands: 2.9%
68,337 (3)	ABN AMRO Bank NV	1,189,442	0.5
67,355	ING Groep NV	731,289	0.3
123,937	Koninklijke KPN NV	347,253	0.1
33,332	NN Group NV	1,156,908	0.4
86,066	Royal Dutch Shell PLC - Class A	2,260,123	0.9
30,713	Unilever NV	1,792,177	0.7
		7,477,192	2.9

	New Zealand: 0.1%
97,817	Spark New Zealand Ltd.	292,974	0.1

	Norway: 0.2%
46,826	Orkla ASA	452,048	0.2

	Singapore: 0.8%
269,600	ComfortDelgro Corp., Ltd.	426,464	0.2
462,700	Genting Singapore Ltd.	289,576	0.1
76,000	SATS Ltd.	252,967	0.1
87,600	Singapore Exchange Ltd.	555,767	0.2
122,100	Singapore Technologies Engineering Ltd.	365,713	0.1
344,000	Yangzijiang Shipbuilding Holdings Ltd.	236,132	0.1
		2,126,619	0.8

	Spain: 2.1%
4,205 (3)	Aena SME SA	778,265	0.3
20,173	Amadeus IT Group SA	1,581,691	0.6
33,742	Enagas	909,142	0.3
48,091	Ferrovial SA - FERE	1,527,637	0.6
20,108	Red Electrica Corp. SA	402,287	0.2
45,384	Telefonica S.A.	306,965	0.1
		5,505,987	2.1

	Sweden: 0.2%
5,097	Swedish Match AB	288,175	0.1
27,514	Telefonaktiebolaget LM Ericsson	216,327	0.1
		504,502	0.2

	Switzerland: 2.8%
6,502	LafargeHolcim Ltd.-CHF	330,437	0.1
16,810	Nestle SA	1,854,020	0.7
8,968	Roche Holding AG	3,008,483	1.2
4,818	Zurich Insurance Group AG	2,000,037	0.8
		7,192,977	2.8

	United Kingdom: 4.2%
91,417 (3)	Auto Trader Group PLC	674,546	0.3
134,969	Aviva PLC	707,303	0.3
307,345	BT Group PLC	653,091	0.3
45,418	Compass Group PLC	1,122,832	0.4
169,324	Direct Line Insurance Group PLC	754,144	0.3
98,682	Evraz PLC	458,163	0.2
89,111	GlaxoSmithKline PLC	2,092,272	0.8
423,398	Legal & General Group PLC	1,702,865	0.7
38,271	Persimmon PLC	1,540,717	0.6
130,305	Royal Bank of Scotland Group PLC	373,220	0.1
323,906	Vodafone Group PLC	636,384	0.2
		10,715,537	4.2

	United States: 60.5%
26,782	AbbVie, Inc.	2,169,878	0.9
3,747	Accenture PLC	768,922	0.3
30,429	Aflac, Inc.	1,569,224	0.6
8,157	Air Products & Chemicals, Inc.	1,947,157	0.8
6,044	Allison Transmission Holdings, Inc.	267,145	0.1
9,317	Allstate Corp.	1,104,437	0.4
37,912	Altria Group, Inc.	1,801,957	0.7
19,325	Amdocs Ltd.	1,390,434	0.5
14,256	Ameren Corp.	1,169,705	0.5
7,524	Amgen, Inc.	1,625,560	0.6
52,509	Annaly Capital Management, Inc.	512,488	0.2
1,509	Anthem, Inc.	400,308	0.2
41,787	Apple Hospitality REIT, Inc.	627,641	0.2
72,833	AT&T, Inc.	2,739,977	1.1
8,626	Avnet, Inc.	314,763	0.1
28,259	Bank of America Corp.	927,743	0.4
18,820	Booz Allen Hamilton Holding Corp.	1,468,713	0.6
35,563	Bristol-Myers Squibb Co.	2,238,691	0.9
10,961	Broadridge Financial Solutions, Inc. ADR	1,306,003	0.5
2,456	Camden Property Trust	276,128	0.1
1,654	Carlisle Cos., Inc.	258,404	0.1
11,582	CDK Global, Inc.	621,722	0.2
3,230	CDW Corp.	421,353	0.2
1,538	Chemed Corp.	718,308	0.3
19,474	Chevron Corp.	2,086,444	0.8
26,623	Chimera Investment Corp.	564,408	0.2
20,649	Cinemark Holdings, Inc.	650,650	0.3
51,732	Cisco Systems, Inc.	2,378,120	0.9
3,564	Citigroup, Inc.	265,197	0.1
13,722	Citrix Systems, Inc.	1,663,381	0.7
21,585	CMS Energy Corp.	1,478,788	0.6
3,626	Colgate-Palmolive Co.	267,526	0.1
4,542	Columbia Sportswear Co.	426,585	0.2
11,813	Comerica, Inc.	722,483	0.3

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
28,151	CoreCivic, Inc.	$449,008	0.2
12,260	Corporate Office Properties Trust SBI MD	364,980	0.1
4,136	CSX Corp.	315,742	0.1
11,583	Darden Restaurants, Inc.	1,348,609	0.5
8,290	Dolby Laboratories, Inc.	574,829	0.2
7,951	DTE Energy Co.	1,054,382	0.4
9,252	Eaton Corp. PLC	874,036	0.3
16,415	Eli Lilly & Co.	2,292,191	0.9
3,962	Encompass Health Corp.	305,193	0.1
86,895	Equitrans Midstream Corp.	840,275	0.3
1,507	Everest Re Group Ltd.	416,791	0.2
18,810	Evergy, Inc.	1,357,330	0.5
7,165	Exelon Corp.	340,982	0.1
10,894	Expedia Group, Inc.	1,181,454	0.5
72,623	Extended Stay America, Inc.	938,289	0.4
6,783	Exxon Mobil Corp.	421,360	0.2
2,774	Federal Realty Investment Trust	346,805	0.1
10,057	Fidelity National Financial, Inc.	490,279	0.2
20,715	Flir Systems, Inc.	1,067,651	0.4
15,788	Flowers Foods, Inc.	339,916	0.1
26,428	Gaming and Leisure Properties, Inc.	1,248,855	0.5
28,468	General Mills, Inc.	1,486,599	0.6
10,072	General Motors Co.	336,304	0.1
8,226	Genuine Parts Co.	769,707	0.3
35,769	Geo Group, Inc./The	565,150	0.2
5,985	Gilead Sciences, Inc.	378,252	0.1
4,355	Hanover Insurance Group, Inc.	603,516	0.2
23,941	Hartford Financial Services Group, Inc.	1,419,222	0.6
3,311	HCA Healthcare, Inc.	459,567	0.2
10,476	Hershey Co.	1,625,561	0.6
59,588	Hewlett Packard Enterprise Co.	830,061	0.3
12,074	Honeywell International, Inc.	2,091,458	0.8
40,071	Intel Corp.	2,561,739	1.0
14,750	International Business Machines Corp.	2,120,018	0.8
5,382	Intuit, Inc.	1,509,005	0.6
28,565	Jabil, Inc.	1,110,893	0.4
24,975	Johnson & Johnson	3,718,028	1.5
17,192	JPMorgan Chase & Co.	2,275,533	0.9
45,290	Juniper Networks, Inc.	1,038,953	0.4
2,696	Kansas City Southern	454,788	0.2
9,669	Kimberly-Clark Corp.	1,384,988	0.5
13,291	Kohl's Corp.	568,190	0.2
4,938	Lamar Advertising Co.	458,296	0.2
16,090	Leidos Holdings, Inc.	1,616,562	0.6
3,491	Life Storage, Inc.	395,111	0.2
2,971	Lockheed Martin Corp.	1,271,945	0.5
15,048	LogMeIn, Inc.	1,293,677	0.5
23,331	Maxim Integrated Products	1,402,660	0.6
11,838	MAXIMUS, Inc.	849,377	0.3
8,099	McDonald's Corp.	1,732,943	0.7
30,945	Merck & Co., Inc.	2,643,941	1.0
61,705	MFA Financial, Inc.	481,299	0.2
21,266	MGIC Investment Corp.	293,258	0.1
51,511	Microsoft Corp.	8,768,718	3.4
2,808	Motorola Solutions, Inc.	497,016	0.2
15,326	National Instruments Corp.	683,999	0.3
17,887	New Residential Investment Corp.	299,428	0.1
16,976	Nielsen Holdings PLC	346,310	0.1
2,407	Norfolk Southern Corp.	501,161	0.2
5,415	NorthWestern Corp.	416,793	0.2
12,855	OGE Energy Corp.	589,402	0.2
46,565	Old Republic International Corp.	1,050,041	0.4
16,292	Omnicom Group	1,226,951	0.5
21,069	Oneok, Inc.	1,577,436	0.6
39,922	Oracle Corp.	2,093,909	0.8
13,469	Outfront Media, Inc.	400,568	0.2
18,042	Paychex, Inc.	1,547,462	0.6
17,819	PepsiCo, Inc.	2,530,654	1.0
63,926	Pfizer, Inc.	2,380,604	0.9
27,535	Philip Morris International, Inc.	2,277,145	0.9
14,256	Phillips 66	1,302,571	0.5
5,534	Pinnacle West Capital Corp.	540,616	0.2
11,449	Popular, Inc.	640,686	0.3
21,610	Procter & Gamble Co.	2,693,038	1.1
5,216	Public Storage, Inc.	1,167,132	0.5
7,506	Qualcomm, Inc.	640,337	0.3
14,753	Quest Diagnostics, Inc.	1,632,715	0.6
17,165	Republic Services, Inc.	1,631,533	0.6
40,926	Retail Properties of America, Inc.	497,251	0.2
726	Roper Technologies, Inc.	277,085	0.1
10,362	Royal Gold, Inc.	1,194,946	0.5
38,852	Sabre Corp.	836,872	0.3
28,395	Santander Consumer USA Holdings, Inc.	755,875	0.3
22,671	Service Corp. International	1,087,074	0.4
7,127	Simon Property Group, Inc.	948,960	0.4
5,492	Six Flags Entertainment Corp.	209,410	0.1
11,724	Sonoco Products Co.	669,909	0.3
14,437	Southern Co.	1,016,365	0.4
17,455	Starbucks Corp.	1,480,708	0.6
21,579	Switch, Inc.	345,264	0.1
11,685	Synchrony Financial	378,711	0.1
8,411	Target Corp.	931,434	0.4
15,844	Texas Instruments, Inc.	1,911,579	0.8
55,980	Two Harbors Investment Corp.	854,255	0.3
17,961	Tyson Foods, Inc.	1,484,117	0.6
15,006	Waste Management, Inc.	1,826,230	0.7
40,307	Wells Fargo & Co.	1,892,011	0.7
52,726	Western Union Co.	1,418,329	0.6
56,583	Williams Cos., Inc.	1,170,702	0.5
19,485	Xerox Holdings Corp.	693,081	0.3
13,725	Yum! Brands, Inc.	1,451,693	0.6

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
6,434	Zions Bancorp NA	$292,683	0.1
		154,526,570	60.5

	Total Common Stock (Cost $231,476,602)	249,307,824	97.6

EXCHANGE-TRADED FUNDS: 2.0%
24,307	iShares MSCI EAFE ETF	1,640,237	0.7
10,395	SPDR S&P 500 ETF Trust	3,344,383	1.3

	Total Exchange-Traded Funds (Cost $5,133,745)	4,984,620	2.0

	Total Investments in Securities (Cost $236,610,347)	$254,292,444	99.6
	Assets in Excess of Other Liabilities	1,039,460	0.4
	Net Assets	$255,331,904	100.0

ADR	American Depositary Receipt
(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	Non-income producing security.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Information Technology	21.2%
Financials	15.4
Health Care	12.1
Industrials	11.1
Consumer Staples	9.1
Consumer Discretionary	7.4
Communication Services	6.0
Utilities	4.7
Energy	4.0
Materials	3.4
Real Estate	3.2
Exchange-Traded Funds	2.0
Assets in Excess of Other Liabilities	0.4
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Common Stock

Voya Global Equity Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Australia	$–	$7,837,367	$–	$7,837,367
Belgium	–	880,655	–	880,655
Canada	11,402,495	–	–	11,402,495
China	–	778,465	–	778,465
Denmark	–	3,233,824	–	3,233,824
Finland	450,495	1,513,941	–	1,964,436
France	–	4,615,104	–	4,615,104
Germany	476,204	2,130,161	–	2,606,365
Hong Kong	–	2,625,950	–	2,625,950
Israel	–	726,075	–	726,075
Italy	–	1,724,540	–	1,724,540
Japan	507,470	21,610,672	–	22,118,142
Netherlands	–	7,477,192	–	7,477,192
New Zealand	–	292,974	–	292,974
Norway	–	452,048	–	452,048
Singapore	–	2,126,619	–	2,126,619
Spain	–	5,505,987	–	5,505,987
Sweden	–	504,502	–	504,502
Switzerland	–	7,192,977	–	7,192,977
United Kingdom	653,091	10,062,446	–	10,715,537
United States	154,526,570	–	–	154,526,570
Total Common Stock	168,016,325	81,291,499	–	249,307,824
Exchange-Traded Funds	4,984,620	–	–	4,984,620
Total Investments, at fair value	$173,000,945	$81,291,499	$–	$254,292,444

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $237,306,578.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$29,229,898
Gross Unrealized Depreciation	(12,220,168)
Net Unrealized Appreciation	$17,009,730